Trade Payables (Tables)	12 Months Ended
Mar. 31, 2022
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Summary of Trade Payables
Trade payables as of March 31, 2021 and 2022 consist of the following:

	Yen (millions)
	2021	2022

Trade accounts and notes payable	¥943,833	¥1,047,623
Other	144,228	188,610

Total	¥1,088,061	¥1,236,233